Commitments and Contingencies - Additional Information - Joint Ventures (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		1 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Newbuildings [Member]	Jun. 30, 2014 Teekay LNG [Member] BG Joint Venture [Member] Newbuildings [Member] Vessel	Jun. 30, 2014 Teekay LNG [Member] BG Joint Venture [Member] Newbuildings [Member] Shipbuilding supervision and crew training services [Member] Vessel	Jun. 30, 2014 Teekay LNG [Member] BG Joint Venture [Member] Newbuildings [Member] Pro Rata Share [Member] Shipbuilding supervision and crew training services [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels			2	4
Shipbuilding and crew training obligation in 2014				$ 2.5
Shipbuilding and crew training obligation in 2015				3.7
Shipbuilding and crew training obligation in 2016				2
Shipbuilding and crew training obligation in 2017				2.4
Shipbuilding and crew training obligation in 2018				3
Shipbuilding and crew training obligation thereafter				2.8
Debt facility				787
Expected cost of project	1,500			1,000
Proportionate share of the newbuilding installments, net of the existing debt financing in 2014		131.2			3.8
Proportionate share of the newbuilding installments, net of the existing debt financing in 2015					4.9
Proportionate share of the newbuilding installments, net of the existing debt financing in 2016		271.2			7.9
Proportionate share of the newbuilding installments, net of the existing debt financing in 2017		445.8			15.0
Proportionate share of the newbuilding installments, net of the existing debt financing in 2018		399.0			17.3
Proportionate share of the newbuilding installments, net of the existing debt financing thereafter					$ 6.3